Financial instruments - Schedule of detailed information about liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	$ 26,960	$ 19,723
Debt	4,000	$ 15,000
Liquidity risk [Member] | Less than six months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	26,634
Debt	0
Operating and purchase commitments	12,139
Financial liabilities	38,773
Liquidity risk [Member] | 6 months to 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	4,000
Operating and purchase commitments	1,446
Financial liabilities	5,446
Liquidity risk [Member] | 1 to 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	326
Debt	36,000
Operating and purchase commitments	132
Financial liabilities	36,458
Liquidity risk [Member] | Over 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Debt	0
Operating and purchase commitments	22
Financial liabilities	$ 22